Principal Amount and Unamortized Discount and Debt Issuance Costs (Detail) ¥ in Millions, $ in Millions	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Debt Disclosure [Abstract]
Principal amount	¥ 48,638	$ 7,454	¥ 43,519
Unamortized discount and debt issuance costs	(230)	(35)	(210)
Long-term Debt, Total	¥ 48,408	$ 7,419	¥ 43,309